COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Letter of credits outstanding	187,000	167,000	676,000
Credit risk associated with loans and participation interests	64,000	64,000
Loan Origination Commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding commitments	7,500,000	14,100,000	7,200,000
Loan Origination Commitments | Maximum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Market interest rate on fixed and variable rate loans	6.00%	6.00%	7.25%
Loan Origination Commitments | Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Market interest rate on fixed and variable rate loans	2.50%	2.75%	4.125%
Unused lines of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding commitments	6,100,000	6,500,000	7,800,000